Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name	dei_EntityRegistrantName	Oppenheimer Small Cap Value Fund
Central Index Key	dei_EntityCentralIndexKey	0001651634
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 04, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 04, 2015
Prospectus Date	rr_ProspectusDate	Dec. 07, 2015